Commonwealth Australia/New Zealand Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS ( 96.10% ) Shares Fair Value
Australia ( 33.71% )
Biotech ( 3.59% )
CSL Ltd. 2,500 $ 527,888
Building Construction ( 1.15% )
Lendlease Group 27,696 169,124
Containers & Packaging ( 2.56% )
Brambles Ltd. 44,265 376,419
Environmental & Facilities Services ( 1.62% )
Cleanaway Waste Management Ltd. 123,329 238,974
Food & Drug Stores ( 3.92% )
Coles Group Ltd. 45,930 577,704
Gas Utilities ( 2.03% )
APA Group 40,000 299,363
Health Care Facilities ( 1.20% )
Ramsay Health Care Ltd. 3,750 177,206
Health Care Services ( 4.01% )
Sonic Healthcare Ltd. 26,382 590,906
Integrated Electric Utilities ( 2.37% )
Origin Energy Ltd. 65,776 349,250
Internet Media & Services ( 1.89% )
Webjet Ltd.
(a)
57,000 277,812
IT Services ( 0.19% )
Appen Ltd. 15,000 27,424
Logistics Services ( 2.27% )
Qube Holdings Ltd. 153,645 334,105
Medical Devices ( 2.05% )
Cochlear Ltd. 2,000 302,160
Retail REITs ( 0.81% )
Scentre Group Ltd. 55,000 119,342
Steel Producers ( 1.18% )
Vulcan Steel Ltd. 27,000 173,036
Wireless Telecommunications ( 2.87% )
Telstra Corp. Ltd. 145,957 421,852
Total Australia 4,962,565
New Zealand ( 62.39% )
Alcoholic Beverages ( 0.95% )
Delegat Group Ltd. 21,456 140,210
Building Materials ( 0.45% )
Fletcher Building Ltd. 20,000 65,847

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS (96.10%) - (continued) Shares Fair Value
New Zealand ( 62.39%)
Courier Services ( 4.33% )
Freightways Ltd. 103,540 $ 637,858
Flow Control Equipment ( 3.52% )
Skellerup Holdings Ltd. 150,000 517,973
Food & Drug Stores ( 1.12% )
Green Cross Health Ltd. 181,796 164,456
Health Care Facilities ( 2.65% )
Oceania Healthcare Ltd. 450,000 259,769
Summerset Group Holdings Ltd. 20,601 130,442
390,211
Health Care Supply Chain ( 0.77% )
AFT Pharmaceuticals Ltd.
(a)
46,000 113,253
Home Products Stores ( 3.81% )
Briscoe Group Ltd. 183,520 561,053
Life Science & Diagnostics ( 1.76% )
Pacific Edge Ltd.
(a)
800,000 258,552
Lodging ( 2.83% )
Millennium & Copthorne Hotels New Zealand Ltd. 300,000 416,401
Logistics Services ( 6.29% )
Mainfreight Ltd. 20,000 925,537
Measurement Instruments ( 3.58% )
ikeGPS Group Ltd.
(a)
831,366 526,738
Medical Devices ( 0.83% )
Aroa Biosurgery Ltd.
(a)
145,000 122,630
Multi Asset Class Owners & Developers ( 2.02% )
Marsden Maritime Holdings Ltd. 81,425 298,064
Other Specialty Retail - Discretionary ( 0.24% )
Comvita Ltd. 15,694 35,037
P&C Insurance ( 0.88% )
Tower Ltd. 300,000 129,049
Packaged Food ( 1.09% )
Sanford Ltd. 60,000 161,072
Power Generation ( 8.17% )
Infratil Ltd. 208,975 1,202,868
Real Estate Services ( 1.58% )
Arvida Group Ltd. 309,925 232,763
Transport Operations & Services ( 15.52% )
Port of Tauranga Ltd. 55,000 223,465

Commonwealth Australia/New Zealand Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS (96.10%) - (continued) Shares Fair Value
New Zealand ( 62.39%)
Transport Operations & Services (15.52%) - continued
South Port New Zealand Ltd. 376,010 $ 2,059,357
2,282,822
Total New Zealand 9,182,394
Total Common Stocks (Cost $7,977,115) 14,144,959
MONEY MARKET FUNDS ( 0.36% )
Federated Hermes Government Obligations Fund, Institutional
Class, 4.15%
(b)
53,526 53,526
Total Money Market Funds (Cost $53,526) 53,526
Total Investments — (96.46%)
    (Cost $8,030,641) 14,198,485
Other Assets in Excess of Liabilities (3.54%) 521,200
NET ASSETS — 100.00% $ 14,719,685
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2023.
REIT - Real Estate Investment Trust

Africa Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS ( 92.77% ) Shares Fair Value
Egypt ( 1.75% )
Banks ( 1.19% )
Commercial International Bank Egypt SAE - GDR 24,571 $ 39,848
Other Commercial Support Services ( 0.56% )
Integrated Diagnostics Holdings PLC 34,800 18,887
Total Egypt 58,735
South Africa ( 87.87% )
Agricultural Producers ( 4.51% )
Astral Foods Ltd. 7,000 64,887
Crookes Brothers Ltd.
(a)
10,000 20,636
Oceana Group Ltd. 16,562 65,649
151,172
Automotive Retailers ( 6.53% )
Barloworld Ltd. 7,900 40,854
Bidvest Group Ltd. 7,067 91,290
Motus Holdings Ltd. 11,400 80,792
Zeda Ltd.
(a)
7,900 6,040
218,976
Banks ( 16.25% )
Capitec Bank Holdings Ltd. 3,000 309,948
FirstRand Ltd. 17,700 65,785
Nedbank Group Ltd. 5,100 66,119
Standard Bank Group Ltd. - ADR 10,200 102,714
544,566
Basic & Diversified Chemicals ( 1.75% )
Sasol Ltd. - ADR 3,200 58,624
Building Construction ( 1.68% )
Wilson Bayly Holmes-Ovcon Ltd.
(a)
9,900 56,186
Cable & Satellite ( 1.38% )
MultiChoice Group Ltd. 6,700 46,272
Coal Mining ( 1.39% )
Exxaro Resources Ltd. 3,700 46,448
Food & Beverage Wholesalers ( 2.88% )
Bid Corp. Ltd. 4,667 96,377
Food & Drug Stores ( 3.69% )
Shoprite Holdings Ltd. - ADR 9,000 123,750
Home & Office Product Wholesalers ( 2.91% )
Alviva Holdings Ltd. 61,200 97,464
Infrastructure Construction ( 0.38% )
Murray & Roberts Holdings Ltd.
(a)
82,000 12,780
Institutional Brokerage ( 1.17% )
Coronation Fund Managers Ltd. 19,500 39,276

Africa Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS (92.77%) - (continued) Shares Fair Value
South Africa ( 87.87%)
Internet Media & Services ( 6.00% )
Naspers Ltd., N Shares 1,040 $ 201,130
Life & Health Insurance ( 2.02% )
Momentum Metropolitan Holdings 62,000 67,650
Life Insurance ( 4.29% )
Clientele Ltd. 90,000 53,788
Discovery Ltd.
(a)
11,300 89,908
143,696
Marine Shipping ( 2.86% )
Grindrod Ltd. 160,000 96,009
Paper & Pulp Mills ( 1.68% )
Sappi Ltd. 19,000 56,337
Precious Metals ( 13.30% )
Anglo American Platinum Ltd. 1,100 81,832
AngloGold Ashanti Ltd. - ADR 3,000 63,060
Gold Fields Ltd. - ADR 8,700 99,528
Impala Platinum Holdings Ltd. 12,500 144,989
Sibanye Stillwater Ltd. 21,200 56,053
445,462
Renewable Energy Project Developers ( 1.27% )
Renergen Ltd.
(a)
28,000 42,716
Self-Storage Owners & Developers ( 1.62% )
Stor-Age Property REIT Ltd. 70,000 54,362
Specialty & Generic Pharmaceuticals ( 1.09% )
Aspen Pharmacare Holdings Ltd. 4,200 36,654
Specialty Apparel Stores ( 1.50% )
Mr. Price Group Ltd. 5,300 50,170
Wealth Management ( 2.62% )
Alexander Forbes Group Holdings Ltd. 170,000 48,100
PSG Konsult Ltd. 53,882 39,622
87,722
Wireless Telecommunications ( 5.10% )
MTN Group Ltd. - ADR 12,500 106,250
Vodacom Group Ltd. 9,200 64,675
170,925
Total South Africa 2,944,724
United Kingdom ( 3.15% )
Health Care Facilities ( 1.74% )
Mediclinic International Ltd. 9,562 58,502
Precious Metals ( 1.41% )
Endeavour Mining PLC 2,000 47,110
Total United Kingdom 105,612

Africa Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS (92.77%) - (continued) Shares Fair Value
Total Common Stocks (Cost $3,074,746) $ 3,109,071
EXCHANGE-TRADED FUNDS ( 2.97% ) Shares Fair Value
Global X MSCI Nigeria ETF 11,100 99,623
Total Exchange-Traded Funds (Cost $169,505) 99,623
SOVEREIGN BONDS ( 2.64% )
Principal
Amount
South Africa (2.64%)
Republic of South Africa Government Bond, 6.25%, 3/8/2041 $ 100,000 88,638
Total Sovereign Bonds (Cost $90,355) 88,638
MONEY MARKET FUNDS ( 0.95% ) Shares
Federated Hermes Government Obligations Fund, Institutional
Class, 4.15%
(b)
32,002 32,002
Total Money Market Funds (Cost $32,002) 32,002
Total Investments — (99.33%)
    (Cost $3,366,608) 3,329,334
Other Assets in Excess of Liabilities (0.67%) 22,295
NET ASSETS — 100.00% $ 3,351,629
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2023.
ADR - American Depositary Receipt
ETF - Exchange-Traded Fund
GDR - Global Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Japan Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS ( 97.53% ) Shares Fair Value
Japan ( 96.46% )
Advertising & Marketing ( 0.97% )
Direct Marketing MiX, Inc. 4,200 $ 53,426
Alcoholic Beverages ( 1.96% )
Kirin Holdings Co. Ltd. 7,000 107,890
Auto Parts ( 2.53% )
Bridgestone Corp. - ADR 4,000 74,480
DENSO Corp. 1,200 64,820
139,300
Automobiles ( 1.60% )
Toyota Motor Corp. - ADR 600 88,266
Automotive Wholesalers ( 1.54% )
Toyota Tsusho Corp. 2,000 84,702
Basic & Diversified Chemicals ( 2.11% )
Mitsubishi Gas Chemical Co., Inc. 8,000 116,925
Building Construction ( 2.87% )
Kajima Corp. 12,850 157,847
Building Maintenance Services ( 1.46% )
Taihei Dengyo Kaisha Ltd. 3,000 80,397
Commercial & Residential Building Equipment & Systems
( 3.15% )
Daikin Industries Ltd. 1,000 173,731
Commercial Finance ( 4.45% )
Kyushu Leasing Service Co. Ltd. 13,000 78,070
ORIX Corp. 9,500 167,073
245,143
Consumer Electronics ( 1.95% )
Sony Group Corp. - ADR 1,200 107,352
Courier Services ( 2.23% )
Yamato Holdings Co. Ltd. 7,000 122,504
Diversified Industrials ( 2.38% )
Hitachi Ltd. 2,500 131,133
Electrical Power Equipment ( 2.05% )
Meidensha Corp. 7,600 112,925
Electronics Components ( 4.60% )
Murata Manufacturing Co. Ltd. 1,000 57,152
Nidec Corp. 1,700 94,232
Taiyo Yuden Co. Ltd. 3,000 101,918
253,302
Factory Automation Equipment ( 1.92% )
FANUC Corp. 600 106,036

Commonwealth Japan Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS (97.53%) - (continued) Shares Fair Value
Japan ( 96.46%)
Food & Beverage Wholesalers ( 1.06% )
Yamae Group Holdings Co. Ltd. 5,200 $ 58,163
Food & Drug Stores ( 1.99% )
Sugi Holdings Company Ltd. 2,500 109,293
Health Care Supplies ( 4.39% )
Hoya Corp. 2,200 241,988
Home Products Stores ( 2.88% )
Nitori Holdings Co. Ltd. 1,200 158,860
Infrastructure Construction ( 1.11% )
Takada Corp. 6,000 61,317
Integrated Electric Utilities ( 1.31% )
Kansai Electric Power Co, Inc. (The) 7,500 72,143
IT Services ( 2.76% )
INES Corp. 5,000 53,318
Otsuka Corp. 3,000 98,719
152,037
Life Insurance ( 6.31% )
Dai-ichi Life Insurance Co. Ltd. 8,000 187,741
T&D Holdings, Inc. 10,000 160,096
347,837
Logistics Services ( 1.59% )
Nippon Express Holdings Co. Ltd. 1,500 87,067
Mass Merchants ( 1.49% )
Aeon Kyushu Co. Ltd. 4,500 82,134
Medical Devices ( 9.07% )
Asahi Intecc Co. Ltd. 16,000 280,766
Terumo Corp. 7,500 218,373
499,139
Multi Asset Class Owners & Developers ( 3.71% )
Mitsui Fudosan Co. Ltd. 3,000 56,243
Sumitomo Realty & Development Co. Ltd. 4,000 97,528
Tokyu Fudosan Holdings Corp. 10,000 50,753
204,524
P&C Insurance ( 1.80% )
Sompo Holdings, Inc. 2,300 99,033
Personal Care Products ( 5.62% )
Kao Corp. 2,000 80,860
Unicharm Corp. 6,000 228,922
309,782
Specialty Apparel Stores ( 2.21% )
Fast Retailing Co. Ltd. 200 121,497
Specialty Chemicals ( 2.84% )
JSR Corp. 3,000 67,514

Commonwealth Japan Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS (97.53%) - (continued) Shares Fair Value
Japan ( 96.46%)
Specialty Chemicals (2.84%) - continued
Shin-Etsu Chemical Co. Ltd. 600 $ 88,472
155,986
Transit Services ( 7.42% )
Daiichi Koutsu Sangyo Co. Ltd. 7,200 42,649
East Japan Railway Co. 1,500 83,655
Hankyu Hanshin Holdings, Inc. 4,400 130,806
Keikyu Corp. 6,500 67,371
Tobu Railway Co. Ltd. 3,600 84,485
408,966
Wireless Telecommunications ( 1.13% )
KDDI Corp. 2,000 62,500
United States ( 1.07% )
Life Insurance ( 1.07% )
Aflac, Inc. 800 58,800
Total Common Stocks (Cost $3,750,596) 5,371,945
MONEY MARKET FUNDS ( 8.03% )
Federated Hermes Government Obligations Fund, Institutional
Class, 4.15%
(a)
442,597 442,597
Total Money Market Funds (Cost $442,597) 442,597
Total Investments — (105.56%)
    (Cost $4,193,193) 5,814,542
Liabilities in Excess of Other Assets (-5.56%) (306,130)
NET ASSETS — 100.00% $ 5,508,412
(a) Rate disclosed is the seven day effective yield as of January 31, 2023.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Global Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS ( 99.85% ) Shares Fair Value
Denmark ( 1.71% )
Large Pharmaceuticals ( 1.71% )
Novo Nordisk A/S - ADR 2,000 $ 277,560
France ( 1.95% )
Basic & Diversified Chemicals ( 1.95% )
Arkema SA - ADR 3,130 316,193
Germany ( 3.38% )
Diversified Industrials ( 3.38% )
Siemens AG - ADR 7,000 546,560
India ( 3.33% )
Banks ( 3.33% )
HDFC Bank Ltd. - ADR 8,000 538,880
Ireland ( 1.11% )
Airlines ( 0.55% )
Ryanair Holdings PLC - ADR
(a)
1,000 90,530
Building Materials ( 0.56% )
James Hardie Industries PLC - ADR 4,000 89,880
Total Ireland 180,410
Israel ( 3.46% )
Application Software ( 3.46% )
NICE Ltd. - ADR
(a)
2,700 560,061
Japan ( 4.55% )
Consumer Electronics ( 2.76% )
Sony Group Corp. - ADR 5,000 447,300
Electronics Components ( 1.79% )
Nidec Corp. - ADR 21,000 288,960
Total Japan 736,260
Mexico ( 1.32% )
Infrastructure Construction ( 0.03% )
Sitios Latinoamerica S.A.B. de C.V.
(a)
10,000 4,604
Wireless Telecommunications ( 1.29% )
Américan Móvil S.A.B. de C.V., Class L - ADR 10,000 209,300
Total Mexico 213,904
Norway ( 2.17% )
P&C Insurance ( 2.17% )
Gjensidige Forsikring ASA - ADR 20,000 351,800

Commonwealth Global Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS (99.85%) - (continued) Shares Fair Value
Panama ( 1.71% )
Airlines ( 1.71% )
Copa Holdings, SA, Class A
(a)
3,000 $ 276,240
South Africa ( 2.04% )
Food & Drug Stores ( 2.04% )
Shoprite Holdings Ltd. - ADR 24,000 330,000
Switzerland ( 6.50% )
Large Pharmaceuticals ( 2.90% )
Roche Holding AG - ADR 12,000 469,800
Packaged Food ( 3.60% )
Nestlé SA - ADR 4,750 580,521
Total Switzerland 1,050,321
Taiwan Province of China
( 1.15% )
Semiconductor Manufacturing ( 1.15% )
Taiwan Semiconductor Manufacturing Co., Ltd. - ADR 2,000 185,460
United Kingdom ( 11.53% )
Alcoholic Beverages ( 3.06% )
Diageo PLC - ADR 2,800 495,180
Integrated Oils ( 0.85% )
BP PLC - ADR 3,800 137,674
Large Pharmaceuticals ( 3.23% )
AstraZeneca PLC - ADR 8,000 522,960
Personal Care Products ( 2.64% )
Haleon PLC - ADR
(a)
8,500 68,850
Unilever PLC - ADR 7,000 357,700
426,550
Publishing ( 1.75% )
Pearson PLC - ADR 25,000 282,500
Total United Kingdom 1,864,864
United States ( 53.94% )
Aerospace & Defense ( 0.74% )
Raytheon Technologies Corp. 1,200 119,820
Agricultural Chemicals ( 0.52% )
CF Industries Holdings, Inc. 1,000 84,700
Auto Parts ( 3.23% )
Miller Industries, Inc. 18,000 522,180
Automotive Retailers ( 5.15% )
Group 1 Automotive, Inc. 3,900 834,015

Commonwealth Global Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS (99.85%) - (continued) Shares Fair Value
United States ( 53.94%)
Communications Equipment ( 4.36% )
Apple, Inc. 4,900 $ 707,021
Computer Hardware & Storage ( 3.27% )
NetApp, Inc. 8,000 529,840
Construction & Mining Machinery ( 1.87% )
Caterpillar, Inc. 1,200 302,748
Containers & Packaging ( 1.94% )
Amcor PLC 26,000 313,560
Courier Services ( 0.90% )
FedEx Corp. 750 145,395
Diversified Banks ( 1.82% )
JPMorgan Chase & Co. 2,100 293,916
Film & TV ( 2.01% )
Walt Disney Co. (The)
(a)
3,000 325,470
Health Care Supplies ( 0.71% )
ResMed, Inc. 500 114,185
Household Products ( 2.73% )
Procter & Gamble Co. (The) 3,100 441,378
Infrastructure Software ( 2.30% )
Microsoft Corp. 1,500 371,715
Integrated Oil & Gas ( 3.76% )
Chevron Corp. 3,500 609,070
Life Science & Diagnostics ( 4.75% )
Thermo Fisher Scientific, Inc. 1,350 769,946
Medical Equipment ( 1.13% )
Dentsply Sirona, Inc. 5,000 184,150
Oil & Gas Equipment & Services ( 0.95% )
Schlumberger Ltd. 2,700 153,846
Oilfield Services & Equipment ( 0.50% )
Natural Gas Services Group, Inc.
(a)
7,000 80,150
Online Marketplace ( 0.96% )
Amazon.com, Inc.
(a)
1,500 154,695
Rail Freight ( 3.64% )
Norfolk Southern Corp. 2,400 589,944
Semiconductor Devices ( 2.44% )
Skyworks Solutions, Inc. 3,600 394,812
Video Games ( 1.59% )
Electronic Arts, Inc. 2,000 257,360

Commonwealth Global Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS (99.85%) - (continued) Shares Fair Value
United States ( 53.94%)
Waste Management ( 0.77% )
Republic Services, Inc. 1,000 $ 124,820
Wireless Telecommunications ( 1.90% )
KVH Industries, Inc.
(a)
30,000 307,500
Total United States 8,732,236
Total Common Stocks (Cost $8,392,640) 16,160,749
MONEY MARKET FUNDS ( 2.66% )
Federated Hermes Government Obligations Fund, Institutional
Class, 4.15%
(b)
430,822 430,822
Total Money Market Funds (Cost $430,822) 430,822
Total Investments — (102.51%)
    (Cost $8,823,462) 16,591,571
Liabilities in Excess of Other Assets (-2.51%) (406,073)
NET ASSETS — 100.00% $ 16,185,498
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2023.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust

Commonwealth Real Estate Securities Fund
Schedule of Investments
January 31, 2023 - (Unaudited)
COMMON STOCKS ( 96.71% ) Shares Fair Value
Agricultural Producers ( 1.22% )
BrasilAgro - Company Brasileira de
Propriedades Agricolas - ADR 27,432 $ 162,397
Banks ( 1.62% )
Harleysville Financial Corp. 8,675 215,140
Building Construction ( 1.66% )
Kajima Corp. - ADR 11,900 146,489
Lendlease Group - ADR 11,900 73,899
220,388
Building Materials ( 10.82% )
James Hardie Industries PLC - ADR 25,000 561,750
Tecnoglass, Inc. 25,634 877,708
1,439,458
Cement & Aggregates ( 3.84% )
Cemex S.A.B. de C.V. - ADR
(a)
20,000 106,800
CRH PLC - ADR 2,500 117,700
Summit Materials, Inc., Class A
(a)
8,680 285,225
509,725
Commercial & Residential Building Equipment & Systems
( 3.33% )
Lennox International, Inc. 1,700 443,054
Data Center REITs ( 4.01% )
Digital Realty Trust, Inc. 3,368 386,040
Equinix, Inc. 200 147,626
533,666
Health Care REITs ( 1.55% )
Physicians Realty Trust 13,000 206,180
Home Products Stores ( 4.07% )
Lowe's Cos., Inc. 2,600 541,450
Homebuilding ( 8.78% )
D.R. Horton, Inc. 5,000 493,450
Lennar Corp., Class A 4,000 409,600
NVR, Inc.
(a)
50 263,500
1,166,550
Hotels Resorts & Cruise Lines ( 3.25% )
InterContinental Hotels Group PLC - ADR 6,103 431,787
Industrial Machinery ( 2.17% )
Techtronic Industries Company Ltd. - ADR 4,500 289,125
Industrial REITs ( 5.66% )
Hannon Armstrong Sustainable Infrastructure
Capital, Inc. 7,600 280,516
Prologis, Inc. 2,000 258,560
STAG Industrial, Inc. 6,000 213,600
752,676

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
COMMON STOCKS (96.71%) - continued Shares Fair Value
Infrastructure REITs ( 10.89% )
American Tower Corp., Class A 2,500 $ 558,475
Crown Castle International Corp. 2,000 296,220
SBA Communications Corp., Class A 2,000 595,060
1,449,755
Mortgage Finance ( 3.60% )
Ladder Capital Corp. 27,804 311,405
Redwood Trust, Inc. 20,000 167,200
478,605
Mortgage REITs ( 0.92% )
Ares Commercial Real Estate Corp. 10,000 122,800
Multi Asset Class REITs ( 2.88% )
WP Carey, Inc. 4,470 382,319
Office REITs ( 3.45% )
Alexandria Real Estate Equities, Inc. 2,850 458,109
Residential Owners & Developers ( 1.01% )
Cyrela Brazil Realty SA - ADR 44,000 133,980
Residential REITs ( 2.96% )
AvalonBay Communities, Inc. 1,000 177,440
Mid-America Apartment Communities, Inc. 1,300 216,736
394,176
Retail REITs ( 4.73% )
Kite Realty Group Trust 9,000 195,300
National Retail Properties, Inc. 4,000 189,400
STORE Capital Corp. 7,600 244,796
629,496
Self-Storage REITs ( 4.47% )
Extra Space Storage, Inc. 2,500 394,575
Global Self Storage, Inc. 39,000 199,290
593,865
Specialized REITs ( 6.14% )
Charter Hall Education Trust 94,908 232,463
Gladstone Land Corp. 9,700 189,538
Iron Mountain, Inc. 7,200 392,976
814,977
Transport Operations & Services ( 3.68% )
Grupo Aeroportuario del Sureste S.A.B. de C.V.
- ADR 1,800 489,601
Total Common Stocks (Cost $6,977,755) 12,859,279
MONEY MARKET FUNDS ( 6.63% )
Federated Hermes Government Obligations Fund, Institutional
Class, 4.15%
(b)
881,126 881,126
Total Money Market Funds (Cost $881,126) 881,126

Commonwealth Real Estate Securities Fund
Schedule of Investments (continued)
January 31, 2023 - (Unaudited)
Total Investments — (103.34%)
    (Cost $7,858,881) $ 13,740,405
Liabilities in Excess of Other Assets (-3.34%) (443,574)
NET ASSETS — 100.00% $ 13,296,831
(a) Non-income producing security.
(b) Rate disclosed is the seven day effective yield as of January 31, 2023.
ADR - American Depositary Receipt
REIT - Real Estate Investment Trust